POST-EMPLOYMENT BENEFITS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Defined contribution plan expense	$ 24	$ 18
Entity's own securities included in plan assets	9	$ 12
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 73
Weighted average duration of defined benefit obligation	14 years	17 years
Return gain (loss) on plan assets	$ (499)	$ 297
Cumulative loss in equity, employee benefit plans	$ (59)	$ 157